SCHEDULE OF RECONCILIATION OF THE EFFECTIVE INCOME TAX RATES (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Japanese statutory tax rate		30.62%	30.62%	30.62%
Entertainment expenses not deductible		3.82%	5.94%	3.33%
Unrecognized gain in connection with reorganization		8.80%	5.55%	0.96%
Non-taxable dividend income		(0.26%)	(0.58%)	0.00%
Stock based compensation expenses not deductible		0.31%	0.71%	0.10%
Change on valuation allowance		177.00%	0.00%	0.00%
Effect of different statutory tax rate in Japan		160.00%	0.00%	0.00%
Other adjustments		(1.86%)	(2.97%)	2.65%
Subtotal		44.80%	39.27%	37.66%
Undistributed retained earnings tax	[1]	7.82%	5.00%	3.53%
Effective tax rate		5262.00%	4427.00%	4119.00%

[1]	The Company is a Specified Family Company, as one shareholder and its related persons hold more than 50% of its total outstanding shares. Hence, in addition to the normal corporate income taxes, the Company is also subject to a special tax on its undistributed retained earnings (“URE”) for each fiscal year, after the Company’s capital stock exceeds JPY100 million. URE tax is imposed on the Company’s URE, which is defined as the Company’s taxable income for the year minus the sum of the dividends paid, the adjusted corporate income tax, and the URE credit (which usually is 40% of the taxable income). The portion of its URE not more than JPY30 million is subject to a rate of 10%, the portion between JPY30 million and JPY100 million is subject to a rate of 15%, and the portion over JPY100 million is subject to a rate of 20%.